Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Pemex Industrial Transformation millionsPerDay in Millions	12 Months Ended
	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 millionsPerDay $ / $ USD ($)	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 millionsPerDay $ / $ USD ($)	Dec. 31, 2022 USD ($) millionsPerDay	Dec. 31, 2022 $ / $ USD ($) millionsPerDay	Dec. 31, 2022 USD ($) millionsPerDay	Dec. 31, 2022 $ / $ USD ($) millionsPerDay	Dec. 31, 2021 USD ($) millionsPerDay	Dec. 31, 2021 $ / $ USD ($) millionsPerDay	Dec. 31, 2021 USD ($) millionsPerDay	Dec. 31, 2021 USD ($) millionsPerDay $ / $	Dec. 31, 2020 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			13.68%				14.16%				9.45%		10.83%
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	105.5	105.5	105.5	105.5	68.79	68.79	68.79	68.79	60.4	60.4	60.4	60.4
Processed volume (millions per day) | millionsPerDay	993	993	993	993	909	909	909	909	891	891	891	891
Rate of U.S.$		16.9220		16.9220		19.4143		19.4143		20.5835		20.5835	19.9487
Useful lives of the cash-generating units (year average)	12 years				12 years				11 years
Pre-tax discount rate			13.68%				14.16%				9.45%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	3,201	3,201	3,201	3,201	2,061	2,061	2,061	2,061	2,148	2,148	2,148	2,148
Rate of U.S.$		16.9220				19.4143				20.5835
Useful lives of the cash-generating units (year average)	6 years				7 years				7 years
Pre-tax discount rate			12.25%				13.20%				10.15%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		16.9220				19.4143				20.5835
Useful lives of the cash-generating units (year average)	5 years				5 years				6 years
Pre-tax discount rate			10.31%				10.73%				8.63%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		16.9220				19.4143				20.5835
Useful lives of the cash-generating units (year average)	5 years				5 years				5 years
Pre-tax discount rate			10.31%				10.73%				8.63%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		16.9220				19.4143
Useful lives of the cash-generating units (year average)	5 years				4 years
Pre-tax discount rate			13.25%				13.25%